CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Income (loss) from continuing operations		R$ (3,090,678)	R$ 517,314	R$ 1,524,997
Adjustments for:
Depreciation and amortization		1,777,703	1,715,863	1,517,402
Depreciation and depletion of biological assets		1,214,002	1,030,491	876,976
Result on disposal of property, plant and equipments and investment		3,985	(141,211)	40,220
Write-down of inventories to net realizable value		56,337	128,680	122,082
Provision for tax, civil and labor risks		341,038	116,144	319,237
Impairment				10,160
Income from investments under the equity method		(1,076)
Financial results, net		2,668,755	3,044,575	1,698,995
Tax recoveries and gains in tax lawsuits		(39,547)	(108,785)	(379,087)
Deferred income tax		208,060	(807,744)	(250,136)
Employee profit sharing		(10,190)	170,425	283,065
Other provisions	[1]	554,460	2,793	61,185
Cash flow provided by operating activities before working capital		3,682,849	5,668,545	5,825,096
Trade accounts receivable		(144,597)	386,889	(481,192)
Inventories		712,913	(2,878,507)	(2,622,702)
Biological assets - current		(296,934)	(815,699)	(524,414)
Trade accounts payable		(523,200)	1,420,014	2,154,693
Supply chain finance		(843,467)	790,946	620,232
Cash generated by operating activities		2,587,564	4,572,188	4,971,713
Investments in securities at FVTPL	[2]	(675,897)	(115,041)
Redemptions of securities at FVTPL	[2]	679,990	145,053	102,172
Interest received		281,989	106,388	87,334
Payment of tax, civil and labor provisions		(292,385)	(399,252)	(269,820)
Derivative financial instruments		(1,191,475)	266,491	923,709
Payment of income taxes				(155)
Other operating assets and liabilities		486,598	(652,191)	24,216
Net cash provided by operating activities		1,876,384	3,923,636	5,839,169
INVESTING ACTIVITIES
Investments in securities at amortized cost		(289,021)	(4,060)
Redemptions of securities at amortized cost		290,132	166,112
Investments in securities at FVTOCI	[3]		(12,866)
Redemptions of securities at FVTOCI	[3]		86,059	26,352
Redemption of restricted cash		(2,074)	400	285,672
Additions to property, plant and equipment		(1,452,733)	(1,555,426)	(804,609)
Additions to biological assets - non-current		(1,387,669)	(1,239,746)	(1,006,222)
Proceeds from disposals of property, plant, equipments and investment		62,545	58,836	126,540
Additions to intangible assets		(228,734)	(179,632)	(96,181)
Business combination, net of cash		(158,348)	(985,639)
Sale of participation in subsidiaries with loss of control			132,951	38,546
Capital increase in affiliates		(92,885)	1,770	(1,087)
Net cash used in investing activities		(3,258,787)	(3,531,241)	(1,430,989)
Net cash used in investing activities from discontinued operations			(17,550)
Net cash used in investing activities		(3,258,787)	(3,548,791)	(1,430,989)
FINANCING ACTIVITIES
Proceeds from debt issuance		3,392,613	2,990,782	10,420,333
Repayment of debt		(3,984,422)	(1,395,347)	(10,247,359)
Payment of interest		(1,518,301)	(1,193,367)	(1,421,539)
Payment of interest derivatives - fair value hedge		(252,662)	(2,975)
Capital increase through issuance of shares (note 22.1)		5,275,444
Treasury shares acquisition			(27,721)	(106,070)
Acquisition of non-controlling interests		(7,288)	(238,421)	(100,390)
Payment of lease liabilities		(649,846)	(705,427)	(553,556)
Net cash provided by (used in) financing activities		2,255,538	(572,476)	(2,008,581)
EFFECT OF EXCHANGE RATE VARIATION ON CASH AND CASH EQUIVALENTS		(271,026)	149,826	939,241
Net increase (decrease) in cash and cash equivalents		602,109	(47,805)	3,338,840
Balance at the beginning of the year		7,528,820	7,576,625	4,237,785
Balance at the end of the year		R$ 8,130,929	R$ 7,528,820	R$ 7,576,625

[1]	Includes the amount of R$588,774 relating to the Leniency Agreement and other expenses related to investigations (note 1.3).
[2]	FVTPL: Fair Value Through Profit and Loss.
[3]	FVTOCI: Fair Value Through Other Comprehensive Income.